Events after reporting period - Additional Information (Detail) £ / shares in Units, £ in Millions	Oct. 18, 2022 GBP (£)	Jul. 08, 2022 $ / shares £ / shares shares
Announcing Or Commencing Implementation Of Operating Plan [Member]
Statement [Line Items]
Percentage of targeted reduction in the employee base	40.00%
Estimated expenses related to employee severance and other termination benefits to be incurred | £	£ 0.5
ADS [Member] | Major ordinary share transactions [member]
Statement [Line Items]
Par value per share | £ / shares		£ 0.003
Number of shares outstanding		124,918,284
Ordinary shares [member] | Major ordinary share transactions [member]
Statement [Line Items]
Number of shares issued		40,020,280
Proceeds from issue of ordinary shares		8,004,056
Share conversion price per share | $ / shares		£ 0.174